Related Parties - Additional Information (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€) Employee Co-founder
Biotech Avenir SAS
Disclosure Of Transactions Between Related Parties [Line Items]
Number of co-founders hold share capital of related party | Co-founder	4
Number of employees hold share capital of related party | Employee	13
Percentage of share capital held by related party	4.86%
PCAS Group
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts paid to related party transactions | €	€ 1.7